Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Examination [Line Items]
Total current income tax expense	$ 125	$ 36	$ 257
Total deferred income tax expense	1,433	1,039	218
Total provision for income taxes	1,558	1,075	475
Israel
Income Tax Examination [Line Items]
Total current income tax expense	4	4	212
Total deferred income tax expense	0	0	0
International
Income Tax Examination [Line Items]
Total current income tax expense	121	32	45
Total deferred income tax expense	$ 1,433	$ 1,039	$ 218